Income Taxes- Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 01, 2018 JPY (¥)	Apr. 01, 2016 JPY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes [Line Items]
Paid-in capital			¥ 2,742,893		¥ 2,644,043		$ 398,937
Total deferred tax assets before valuation allowances			229,924		129,625		33,441
Valuation allowances			141,028		71,983		20,512
Undistributed earnings			820,099		726,019		119,278
Taxable losses			959,938	$ 139,617
Unrecognized tax benefit			76,208		63,252	¥ 61,557	11,084	$ 9,200
Unrecognized tax benefit net against deferred tax loss carryforwards			35,455	5,157	29,629
Unrecognized tax benefit presented in the other non-current liabilities line item			40,753	5,927	33,623
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			40,753		33,623		5,927
Interest related to unrecognized tax benefits			6,540	$ 951	5,226
Interest accrued related to unrecognized tax benefits			16,749		10,209		2,436
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			82,010		72,602		11,928
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			¥ 41,005		¥ 36,301		$ 5,964
Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			20.00%	20.00%
UNITED STATES
Income Taxes [Line Items]
Statutory rate			21.00%	21.00%	35.00%
UNITED STATES | Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Foreign statutory tax rate					21.00%
CALIFORNIA | Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Foreign statutory tax rate					8.84%
HONG KONG | Cheetah Mobile Hong Kong
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
HONG KONG | Cheetah Information Hong Kong LiveMe
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
HONG KONG | Cheetah Technology
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			17.00%	17.00%
Reduction in tax rate for stated period following the exemption period			5.00%	5.00%
SINGAPORE | Cheetah Mobile Singapore | Development Expansion Incentive Scheme
Income Taxes [Line Items]
Period for reduction in tax percentage			10 years	10 years
JAPAN | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.40%
Reduction in tax rate for stated period following the exemption period	23.20%
Paid-in capital	¥ 8	¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%	15.00%
JAPAN | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100	¥ 100
JAPAN | Japan Kingsoft | Minimum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100
FRANCE | Mob Partner
Income Taxes [Line Items]
Foreign statutory tax rate			33.33%	33.33%
PRC
Income Taxes [Line Items]
Statutory rate			25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)			10.00%	10.00%
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction			5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2028	2028
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2019	2019
PRC | HNTE
Income Taxes [Line Items]
Exemption period for income tax			3 years	3 years
Preferential tax rate			15.00%	15.00%
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period			50.00%	50.00%
Period for reduction in tax percentage			3 years	3 years
Exemption period for income tax			2 years	2 years
Income tax holiday, aggregate dollar amount			¥ 58,121	$ 8,453	¥ 67,934	¥ 31,470
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)			¥ 0.0414	$ 0.0060	¥ 0.0487	¥ 0.0227
TAIWAN, PROVINCE OF CHINA | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2028	2028